Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed
Net realized cumulative after-tax gains (loss) reclassifed from AOCI to retained earnings	1	(4)
Dividend income recognized on equity securities	1		1
Dividend income recognized on equity securities designated at FVOCI that were disposed